Transactions with Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Compensation of non-executive directors
	For the year ended December 31,
	2019	2018	2017
Director’s remuneration	147	145	145
Share-based payments	40	40	40
Total	187	185	185

Compensation of executive director
	For the year ended December 31,
	2019	2018	2017
Short-term employee benefits	224	235	229
Total	224	235	229